Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value$0.001 per share
Amount Registered | shares	18,224,625
Proposed Maximum Offering Price per Unit	0.86
Maximum Aggregate Offering Price	$ 15,673,177.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,164.47
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. The proposed maximum offering price per share is estimated at $0.86 per share of Common Stock, the average of the high ($0.88) and low ($0.8401) prices forthe registrant's Common Stock as reported on the Nasdaq Capital Market on May 7, 2026 (rounded to the nearest cent), solely for the purpose of calculating theregistration fee in accordance with Rule 457(c) under the Securities Act.The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. Represents the resale of (i) 7,190,188 shares of Common Stock, which is equal to the maximum number of shares currently issuable upon the conversion of theprincipal amount and pursuant to the terms of those secured convertible promissory notes issued to the Selling Stockholders on or about March 6, 2026 and (ii)11,034,437 shares of Common Stock, which is equal to the maximum number of shares not previously registered and issuable upon the exercise of warrants topurchase one share of Common Stock issued to the Selling Stockholders on or about September 11, 2025, September 17, 2025, September 30, 2025, October 1,2025, October 2, 2025, February 3, 2026, and March 6, 2026 (as applicable) at current exercise prices (with respect to the warrants issued on or about February3, 2026 and March 6, 2026) and adjusted exercise prices subject to stockholder approval (with respect to the warrants issued on or about September 11, 2025,September 17, 2025, September 30, 2025, October 1, 2025, and October 2, 2025).